STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments:
Investments at fair value	$ 1,300,045	$ 1,149,090
Investments at contract value	113,632	116,045
Receivables:
Notes receivable from participants	6,989	6,563
Employer contributions	949	822
Participant contributions	1,276	1,042
Interest and dividends	0	17
Total receivables	9,214	8,444
Total assets	1,422,891	1,273,579
LIABILITIES
Management expenses payable	68	69
Total liabilities	68	69
Net assets available for benefits	1,422,823	1,273,510
Common stock
Investments:
Investments at fair value	11,257	12,207
Fixed income mutual funds
Investments:
Investments at fair value	49,860	37,022
Common and commingled trust funds
Investments:
Investments at fair value	$ 1,238,928	$ 1,099,861